Related party transactions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Related Party Transactions [Abstract]
Summary of related party balances

Related party balances are summarized as follows:

	June 30, 2025	September 30, 2024
Due from former affiliates	$-	$277
Due from shareholders related to acquisitions	-	92
Total Due from related parties	-	369
Due to former affiliates	(7)	(195)
Due to shareholders related to acquisitions	(75)	(93)
Ending (Due to) Due from related parties, net	$(82)	$81

Related party balances are summarized as follows as of September 30, 2024:

2024
Balance due from former affiliates	$374
Balance due from shareholders related to acquisitions	124
Total due from related parties/shareholders	498
Balance due to former affiliates	(264)
Balance due to shareholders related to acquisitions	(125)
Balance at the end of the year	$109